SUMMARY OF SIGNIFICANT ACCOUNTING POLICY (Details - Property useful lives)	12 Months Ended
Dec. 31, 2021
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property useful lives	Shorter of the remaining lease terms and estimated useful lives
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property useful lives	5 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property useful lives	3 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property useful lives	5 years